Loan Receivable and Accrued Interest (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of Loan receivable and accrued interest
	As of March 31,
	2021	2020
Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	67,500
Total	$1,581,000	$1,567,500